Operating Profit - Summary of Operating Profit (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis of income and expense [abstract]
Amortization of intangible assets	¥ 142	¥ 129	¥ 85
Depreciation of property, plant and equipment, owned	7,065	6,388	5,350
Depreciation of property, plant and equipment, leased (finance leases)	6,302	5,563	4,972
Depreciation of investment properties	12	11	4
Amortization of long-term deferred assets included in other non-current assets	402	394	388
Amortization of prepayments for land use right	45	63	60
Consumption of flight equipment spare parts	1,131	1,198	974
Auditors' remuneration	19	18	17
Subsidy income	(4,941)	¥ (4,531)	(4,131)
Gain on disposal of a subsidiary	¥ (1,754)		¥ (41)